Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 60% Portfolio

March 31, 2020

VIPFM-60-QTLY-0520
1.856870.112

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 62.2%
	Shares	Value
Fidelity Commodity Strategy Fund (a)	1,258,567	$8,017,075
Fidelity Contrafund (a)	7,385,346	86,851,674
Fidelity Emerging Asia Fund (a)	336,683	13,437,021
Fidelity Emerging Markets Discovery Fund (a)	1,704,734	17,592,854
Fidelity Emerging Markets Fund (a)	3,044,756	86,044,801
Fidelity Equity-Income Fund (a)	1,701,291	80,130,784
Fidelity Europe Fund (a)	1,311,889	37,021,494
Fidelity Global Commodity Stock Fund (a)	3,866,813	33,409,264
Fidelity Gold Portfolio (a)	3,583,934	70,711,022
Fidelity International Capital Appreciation Fund (a)	1,333,864	25,370,093
Fidelity International Discovery Fund (a)	1,246,365	44,943,925
Fidelity International Enhanced Index Fund (a)	9,554,916	71,566,322
Fidelity International Small Cap Fund (a)	1,832,854	37,023,645
Fidelity International Small Cap Opportunities Fund (a)	2,432,436	39,186,543
Fidelity International Value Fund (a)	8,265,078	49,507,820
Fidelity Japan Fund (a)	7,328,860	97,473,840
Fidelity Japan Smaller Companies Fund (a)	5,417,419	75,410,467
Fidelity Large Cap Value Enhanced Index Fund (a)	2,224,763	22,648,091
Fidelity Low-Priced Stock Fund (a)	2,035,086	73,283,446
Fidelity Mega Cap Stock Fund (a)	9,824,725	117,405,468
Fidelity Overseas Fund (a)	8,262,203	342,964,037
Fidelity Pacific Basin Fund (a)	778,300	22,337,211
Fidelity Real Estate Investment Portfolio (a)	655,215	22,578,707
Fidelity Stock Selector All Cap Fund (a)	43,700,344	1,671,101,175
Fidelity Value Discovery Fund (a)	1,681,927	37,406,053
TOTAL EQUITY FUNDS
(Cost $3,667,701,193)		3,183,422,832

Fixed-Income Funds - 37.2%
Fidelity Inflation-Protected Bond Index Fund (a)	25,890,754	265,639,138
Fidelity Long-Term Treasury Bond Index Fund (a)	3,234,467	55,438,759
Fidelity New Markets Income Fund (a)	3,641,296	46,535,767
Fidelity U.S. Bond Index Fund (a)	125,079,107	1,534,720,649
TOTAL FIXED-INCOME FUNDS
(Cost $1,755,631,210)		1,902,334,313

Money Market Funds - 0.4%
Fidelity Cash Central Fund 0.29% (b)	17,333,673	17,338,873
Fidelity Investments Money Market Prime Reserves Portfolio Institutional Class 0.74% (a)(c)	2,992,612	2,992,911
TOTAL MONEY MARKET FUNDS
(Cost $20,331,967)		20,331,784
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.63% to 1.55% 4/2/20 to 6/4/20 (d)
(Cost $9,660,086)	9,670,000	9,669,011
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,453,324,456)		5,115,757,940
NET OTHER ASSETS (LIABILITIES) - 0.0%(e)		1,665,531
NET ASSETS - 100%		$5,117,423,471

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	174	June 2020	$22,356,390	$(917,383)	$(917,383)
ICE E-mini MSCI EAFE Index Contracts (United States)	1,032	June 2020	80,459,880	8,474,955	8,474,955
Sold
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,088	June 2020	45,853,760	(2,607,685)	(2,607,685)
JPN Nikkei 225 Index(OSE) Contracts (Japan)	474	June 2020	83,404,604	2,730,804	2,730,804
TOTAL FUTURES CONTRACTS					$7,680,691

The notional amount of futures purchased as a percentage of Net Assets is 2.0%

The notional amount of futures sold as a percentage of Net Assets is 2.5%

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,669,011.

 (e) Includes $5,500,310 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$18,663
Total	$18,663

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund	$10,483,867	$--	$--	$--	$--	$(2,466,792)	$8,017,075
Fidelity Contrafund	101,010,860	2,018,610	1,888,866	709,834	(72,563)	(14,216,367)	86,851,674
Fidelity Emerging Asia Fund	15,426,199	44,218	166,352	--	3,952	(1,870,996)	13,437,021
Fidelity Emerging Markets Discovery Fund	24,898,042	77,255	290,687	--	(28,652)	(7,063,104)	17,592,854
Fidelity Emerging Markets Fund	107,379,783	322,687	1,211,807	--	(27,283)	(20,418,579)	86,044,801
Fidelity Equity-Income Fund	103,284,890	1,483,055	1,887,192	256,170	(119,630)	(22,630,339)	80,130,784
Fidelity Europe Fund	48,427,545	283,193	1,086,869	--	(130,633)	(10,471,742)	37,021,494
Fidelity Global Commodity Stock Fund	50,453,752	306,920	1,162,683	--	(198,638)	(15,990,087)	33,409,264
Fidelity Gold Portfolio	88,699,305	444,726	1,689,914	--	(791)	(16,742,304)	70,711,022
Fidelity Inflation-Protected Bond Index Fund	274,974,190	4,952,814	19,374,042	252,297	218,335	4,867,841	265,639,138
Fidelity International Capital Appreciation Fund	31,115,335	174,574	670,396	--	(27,529)	(5,221,891)	25,370,093
Fidelity International Discovery Fund	57,317,131	235,405	907,745	--	(85,003)	(11,615,863)	44,943,925
Fidelity International Enhanced Index Fund	91,386,612	3,592,532	2,173,503	--	(140,151)	(21,099,168)	71,566,322
Fidelity International Small Cap Fund	52,461,360	312,542	1,196,532	--	(125,140)	(14,428,585)	37,023,645
Fidelity International Small Cap Opportunities Fund	51,011,625	292,276	1,121,923	--	(74,887)	(10,920,548)	39,186,543
Fidelity International Value Fund	70,182,558	396,937	1,521,675	--	(228,683)	(19,321,317)	49,507,820
Fidelity Investments Money Market Prime Reserves Portfolio Institutional Class 0.74%	29,693,508	333,090	27,035,733	53,477	2,646	(600)	2,992,911
Fidelity Japan Fund	121,163,757	591,330	2,230,146	--	(106,400)	(21,944,701)	97,473,840
Fidelity Japan Smaller Companies Fund	93,342,123	--	--	--	--	(17,931,656)	75,410,467
Fidelity Large Cap Value Enhanced Index Fund	30,582,466	335,234	498,126	--	(38,044)	(7,733,439)	22,648,091
Fidelity Long-Term Treasury Bond Index Fund	58,531,253	648,427	15,365,645	345,203	2,981,089	8,643,635	55,438,759
Fidelity Low-Priced Stock Fund	93,713,561	9,630,172	1,885,521	--	(160,087)	(28,014,679)	73,283,446
Fidelity Mega Cap Stock Fund	154,674,420	754,601	2,879,288	--	(404,137)	(34,740,128)	117,405,468
Fidelity New Markets Income Fund	55,105,964	890,505	1,138,610	592,983	(23,951)	(8,298,141)	46,535,767
Fidelity Overseas Fund	435,083,581	2,400,212	9,216,929	--	(487,080)	(84,815,747)	342,964,037
Fidelity Pacific Basin Fund	27,334,913	153,378	589,149	--	(22,541)	(4,539,390)	22,337,211
Fidelity Real Estate Investment Portfolio	57,366,688	272,339	19,570,542	12,615	(9,343,486)	(6,146,292)	22,578,707
Fidelity Stock Selector All Cap Fund	2,066,454,563	60,794,678	39,653,871	--	(2,407,783)	(414,086,412)	1,671,101,175
Fidelity U.S. Bond Index Fund	1,517,341,000	16,520,776	44,534,708	9,605,172	767,568	44,626,013	1,534,720,649
Fidelity Value Discovery Fund	48,739,032	3,002,021	945,993	--	(61,255)	(13,327,752)	37,406,053
	$5,967,639,883	$111,264,507	$201,894,447	$11,827,751	$(10,340,757)	$(777,919,130)	$5,088,750,056

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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